Investment Objectives and Goals	Sep. 18, 2026
Eventide Dividend Growth ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide Dividend Growth ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The investment objective of the Eventide Dividend Growth ETF (the “Dividend Growth ETF” or the “Fund”) is dividend growth and long-term capital appreciation.
Objective, Secondary [Text Block]	The Fund’s secondary objective is dividend income.
Eventide Large Cap Focus ETF
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Eventide Large Cap Focus ETF
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Eventide Large Cap Focus ETF (the “Large Cap Focus ETF” or the “Fund”) seeks to provide long-term capital appreciation.